GOODWILL (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 31, 2025	Apr. 29, 2023	Apr. 20, 2022	Apr. 03, 2019	Nov. 22, 2017	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2020	Oct. 27, 2025	Dec. 31, 2024	Oct. 30, 2024	Dec. 27, 2023
Intangible Asset, Finite-Lived [Line Items]
Cash												$ 40,000	$ 40,000
Goodwill						$ 21,238,450		$ 20,842,508			$ 6,592,304
Number of shares issued, value						$ 167	$ 3,309,921	$ 3,664,871
Common stock, par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Liabilities						$ 17,764,283		$ 17,208,870			$ 20,177,782
Non-controlling interest						(4,290,918)		(3,857,594)
Assets						$ 31,446,130		$ 33,452,336			25,562,849
Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock issued (in shares)						1,670,719	236,709	411,730
Number of shares issued, value						$ 167	$ 24	$ 42
Common stock issued for business combination costs							25,200	25,200
Axxum Technologies LLC [Member]
Intangible Asset, Finite-Lived [Line Items]
Goodwill						5,153,266		$ 5,153,266			5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member]
Intangible Asset, Finite-Lived [Line Items]
Equity interest percentage					100.00%
Cash					$ 6,500,000
Convertible subordinated debt					500,000
Cash acquired in excess of payments to acquire business					6,500,000
Promissory notes					500,000
Net assets acquired					140,005
Adjustment in working capital					573,150
Total consideration					6,566,855
Business combination, recognized asset acquired to liability assumed, excess (less), and goodwill					1,413,589
Goodwill					5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | Two [Member]
Intangible Asset, Finite-Lived [Line Items]
Convertible subordinated debt					250,000
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | One Equity Holder [Member]
Intangible Asset, Finite-Lived [Line Items]
Promissory notes				$ 540,000	540,000
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | Two Equity Holder [Member]
Intangible Asset, Finite-Lived [Line Items]
Promissory notes				$ 360,000	$ 360,000
Cloudburst Security LLC [Member]
Intangible Asset, Finite-Lived [Line Items]
Goodwill						1,439,038		1,439,038	$ 1,439,038		1,439,038
Goodwill, written off related to sale of business unit									1,400,000
Goodwill impairment									1,400,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member]
Intangible Asset, Finite-Lived [Line Items]
Equity interest percentage				100.00%
Cash				$ 500,000
Cash acquired in excess of payments to acquire business				500,000
Promissory notes			$ 900,000	900,000
Net assets acquired				62,305
Total consideration				3,162,305
Business combination, recognized asset acquired to liability assumed, excess (less), and goodwill				323,267
Goodwill				$ 2,839,038
Stock issued (in shares)			186,048	186,048
Number of shares issued, value				$ 300,000
Business combination, contingent consideration, asset				$ 1,400,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | One Equity Holder [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock issued (in shares)				111,628
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | Two Equity Holder [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock issued (in shares)				74,420
SLG Innovation Inc [Member]
Intangible Asset, Finite-Lived [Line Items]
Cash	$ 34,983						$ 34,983
Net assets acquired											20,000
Goodwill	14,300,000					$ 14,646,146	14,300,000	$ 14,250,204
Restricted investments									1,400,000
Non-refundable deposits	$ 2,000,000.0	$ 2,000,000					$ 2,000,000.0		$ 1,401,923		561,808
Accounts payable, other, current		$ 2,136,445
Number of preferred stock converted	33,609	33,212
Common stock issued for business combination costs	33,609
Common stock, par value	$ 0.0001						$ 0.0001
Principal amount	$ 10,000						$ 10,000
Conversion price	$ 1.00						$ 1.00
Accounts receivable	$ 10,814,147
Fair value of assets acquired	3,100,000
Liabilities	10,200,000						$ 10,200,000
Non-controlling interest	3,500,000						3,500,000
Assets	$ 7,100,000						7,100,000
SLG Innovation Inc [Member] | Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Share based compensation shares	16,667
SLG Innovation Inc [Member] | Series E Preferred Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Common stock issued for business combination costs	51
Principal amount	$ 10,000						10,000
SLG Innovation Inc [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Non-refundable deposits											$ 2,000,000.0
SLG Innovation [Member]
Intangible Asset, Finite-Lived [Line Items]
Cash	34,983						34,983
Goodwill	14,600,000						14,600,000
Fair value of assets acquired	3,100,000
Liabilities	10,600,000						10,600,000
Non-controlling interest	3,500,000						3,500,000
Assets	$ 7,600,000						$ 7,600,000
SLG Innovation [Member] | Common Stock [Member]
Intangible Asset, Finite-Lived [Line Items]
Stock issued (in shares)						33,609		33,609
Number of shares issued, value						$ 764,020		$ 764,020